Combined Statements of Changes in Equity - CNY (¥) ¥ in Thousands		Total	Combined capital		Additional paid-in capital	Accumulated losses
Beginning balance at Dec. 31, 2019		¥ 24,073	¥ 0	[1]	¥ 79,604	¥ (55,531)
Comprehensive loss
Loss for the year		(77,897)	0		0	(77,897)
Total comprehensive loss		(77,897)	0		0	(77,897)
Transactions with equity holders:
Issuance of ordinary shares	[1]	0	0
Contribution from a shareholder		68,382			68,382
Ending balance at Dec. 31, 2020		14,558	0	[1]	147,986	(133,428)
Comprehensive loss
Loss for the year		(260,462)				(260,462)
Total comprehensive loss		(260,462)	0		0	(260,462)
Transactions with equity holders:
Contribution from a shareholder		264,555			264,555
Share-based compensation from shareholder's ESOP		10,788			10,788
Ending balance at Dec. 31, 2021		¥ 29,439	¥ 0	[1]	¥ 423,329	¥ (393,890)

[1]	Representing amount less than RMB1,000.